Loans at amortized cost, etc. - Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Loans at amortized cost net category
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		₩ 3,167,068		₩ 3,060,966
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provided (reversed)		1,244,424		907,070
Charge off		(1,106,922)	[1]	(1,147,612)	[2]
Amortization of discount		(11,805)		(9,572)
Disposal		(33,649)		(28,153)
Collection		381,659		388,079
Others		10,088	[3]	(3,710)	[4]
Ending balance		3,650,863		3,167,068
Loans at amortized cost net category | Retail | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		174,005		149,034
Transfer (from) to 12 month expected credit losses		17,317		20,528
Transfer (from) to lifetime expected credit losses		(9,449)		(9,078)
Transfer (from) to credit- impaired financial assets		(4,702)		(3,203)
Provided (reversed)		95,929		10,812
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others		(8,264)	[3]	5,912	[4]
Ending balance		264,836		174,005
Loans at amortized cost net category | Retail | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		90,412		86,048
Transfer (from) to 12 month expected credit losses		(16,023)		(19,794)
Transfer (from) to lifetime expected credit losses		26,014		21,383
Transfer (from) to credit- impaired financial assets		(9,103)		(7,112)
Provided (reversed)		84,402		(1,321)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(28)		(1)
Collection		0		0
Others		(10,584)	[3]	11,209	[4]
Ending balance		165,090		90,412
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		189,806		198,440
Transfer (from) to 12 month expected credit losses		(1,294)		(734)
Transfer (from) to lifetime expected credit losses		(16,565)		(12,305)
Transfer (from) to credit- impaired financial assets		13,805		10,315
Provided (reversed)		244,633		154,260
Charge off		(263,962)	[1]	(279,789)	[2]
Amortization of discount		(5,923)		(4,651)
Disposal		(22,676)		(13,617)
Collection		108,666		103,316
Others		19,121	[3]	34,571	[4]
Ending balance		265,611		189,806
Loans at amortized cost net category | Corporations | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		530,300		568,614
Transfer (from) to 12 month expected credit losses		92,620		85,187
Transfer (from) to lifetime expected credit losses		(62,583)		(55,055)
Transfer (from) to credit- impaired financial assets		(1,461)		(1,830)
Provided (reversed)		(14,887)		(68,403)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		(6)
Collection		0		0
Others		15,187	[3]	1,793	[4]
Ending balance		559,176		530,300
Loans at amortized cost net category | Corporations | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		742,252		665,083
Transfer (from) to 12 month expected credit losses		(90,661)		(79,571)
Transfer (from) to lifetime expected credit losses		64,821		63,834
Transfer (from) to credit- impaired financial assets		(66,033)		(48,468)
Provided (reversed)		159,287		135,401
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(5)		0
Collection		0		0
Others		30,896	[3]	5,973	[4]
Ending balance		840,557		742,252
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		520,326		481,244
Transfer (from) to 12 month expected credit losses		(1,959)		(5,616)
Transfer (from) to lifetime expected credit losses		(2,238)		(8,779)
Transfer (from) to credit- impaired financial assets		67,494		50,298
Provided (reversed)		103,935		263,327
Charge off		(249,453)	[1]	(299,661)	[2]
Amortization of discount		(13,189)		(12,894)
Disposal		(10,723)		(14,528)
Collection		55,441		76,245
Others		17,605	[3]	(9,310)	[4]
Ending balance		487,239		520,326
Loans at amortized cost net category | Credit card | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		204,711		203,908
Transfer (from) to 12 month expected credit losses		24,579		26,178
Transfer (from) to lifetime expected credit losses		(14,752)		(14,471)
Transfer (from) to credit- impaired financial assets		(1,094)		(1,003)
Provided (reversed)		101,644		75,981
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others		(103,976)	[3]	(85,882)	[4]
Ending balance		211,112		204,711
Loans at amortized cost net category | Credit card | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		401,077		374,453
Transfer (from) to 12 month expected credit losses		(24,471)		(26,149)
Transfer (from) to lifetime expected credit losses		14,892		14,548
Transfer (from) to credit- impaired financial assets		(2,041)		(1,503)
Provided (reversed)		254,090		202,000
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others		(172,074)	[3]	(162,272)	[4]
Ending balance		471,473		401,077
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		289,232		306,690
Transfer (from) to 12 month expected credit losses		(108)		(29)
Transfer (from) to lifetime expected credit losses		(140)		(77)
Transfer (from) to credit- impaired financial assets		3,135		2,506
Provided (reversed)		209,353		137,456
Charge off		(592,386)	[1]	(566,944)	[2]
Amortization of discount		7,307		7,973
Disposal		0		0
Collection		217,407		207,631
Others		222,175	[3]	194,026	[4]
Ending balance		355,975		289,232
Loans at amortized cost net category | Others | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		10,195		11,434
Transfer (from) to 12 month expected credit losses		403		200
Transfer (from) to lifetime expected credit losses		(122)		(359)
Transfer (from) to credit- impaired financial assets		(1)		(7)
Provided (reversed)		3,405		(1,342)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others		2	[3]	269	[4]
Ending balance		13,882		10,195
Loans at amortized cost net category | Others | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		9,258		9,601
Transfer (from) to 12 month expected credit losses		(403)		(200)
Transfer (from) to lifetime expected credit losses		122		359
Transfer (from) to credit- impaired financial assets		(5)		0
Provided (reversed)		246		(503)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others		0	[3]	1	[4]
Ending balance		9,218		9,258
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		5,494		6,417
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		6		7
Provided (reversed)		2,387		(598)
Charge off		(1,121)	[1]	(1,218)	[2]
Amortization of discount		0		0
Disposal		(217)		(1)
Collection		145		887
Others		0	[3]	0	[4]
Ending balance		6,694		5,494
Due from banks at amortized cost and other financial assets
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		261,959		92,902
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provided (reversed)		32,779		52,162
Charge off		(25,636)		(27,929)
Disposal		(61)		(40)
Collection		2,502		2,357
Others	[3]	109,715		142,507
Business combination (Note 47)		16
Ending balance		381,274		261,959
Due from banks at amortized cost and other financial assets | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		183,908		35,691
Transfer (from) to 12 month expected credit losses		315		241
Transfer (from) to lifetime expected credit losses		(740)		(284)
Transfer (from) to credit- impaired financial assets		(75)		(290)
Provided (reversed)		2,275		8,555
Charge off		0		0
Disposal		0		0
Collection		0		0
Others	[3]	110,514		139,995
Business combination (Note 47)		16
Ending balance		296,213		183,908
Due from banks at amortized cost and other financial assets | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		8,008		8,281
Transfer (from) to 12 month expected credit losses		(274)		(230)
Transfer (from) to lifetime expected credit losses		765		288
Transfer (from) to credit- impaired financial assets		(1,267)		(2,012)
Provided (reversed)		3,278		1,426
Charge off		0		0
Disposal		0		0
Collection		0		0
Others	[3]	(70)		255
Business combination (Note 47)		0
Ending balance		10,440		8,008
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		70,043		48,930
Transfer (from) to 12 month expected credit losses		(41)		(11)
Transfer (from) to lifetime expected credit losses		(25)		(4)
Transfer (from) to credit- impaired financial assets		1,342		2,302
Provided (reversed)		27,226		42,181
Charge off		(25,636)		(27,929)
Disposal		(61)		(40)
Collection		2,502		2,357
Others	[3]	(729)		2,257
Business combination (Note 47)		0
Ending balance		₩ 74,621		₩ 70,043

[1]	The amount of uncollected loans currently in recovery (principal and interest) is W 9,739,237 million, which is written off as of December 31, 2022.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W 10,613,730 million, which is written off as of December 31, 2021.
[3]	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.
[4]	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate , etc .